SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Completion of Series B Convertible Preferred Financing

On December 31, 2014, we entered into a securities purchase agreement (the “Series B Purchase Agreement”) with a number of new and existing accredited investors (collectively, the “Series B Investors”) pursuant to which the Company may sell units, for a price of $5,500 per unit, up to an aggregate purchase price $3,492,500. Each unit comprised of a) one share of Series B convertible preferred stock (the “Series B Preferred Shares”) convertible into the Company’s common stock (the “Series B Conversion Shares”) at $0.55 per share in a private placement (the “Series B Private Placement”) and b) one series A warrants (the “Series A Warrants”) to purchase 7,500 shares of common stock at an initial exercise price per share of $0.70.  Series B Investors who purchased a minimum of $500,000 of units on or before December 31, 2014 shall also receive a series B warrants (the “Series B Warrants” and, together with the Series A Warrants, the “Warrants”) to purchase 2,500 shares of common stock at an initial exercise price per share of $0.55.  The Warrants expire on March 31, 2020.

Pursuant to the initial closing under the Series B Purchase Agreement, we issued approximately 229 Series B Preferred Shares convertible into 2,286,363 shares of common stock, Series A Warrants to purchase 1,714,771 shares of common stock and Series B Warrants to purchase 455,000 shares of common stock for an aggregate purchase price of $1,257,500, of which $90,000 was paid through the conversion of outstanding indebtedness and accrued liabilities due to certain members of our board of directors and management.  The Series B Purchase Agreement provides that the Company may raise an additional $2,235,000 in the Series B Private Placement at any time through March 31, 2015.

In connection with the initial closing of the Series B Private Placement, we paid to a placement agent a cash fee of $80,080 and will issue 145,600 placement agent warrants.  The placement agent warrants shall have the same terms as the Series A Warrants.  In addition, the placement agent received a non-accountable expense allowance of $25,000, which is equal to 50% of the total expense allowance to be paid.

Along with the Series B Purchase Agreement, we entered into a registration rights agreement with the Series B Investors.  If the Company does not file a registration statement within 30 days of the final closing of the Series B  Private Placement to register the shares the Series B Preferred Shares can be converted into and the Warrants can be exercised into, it will be subject to late registration payments to be paid to the Series B Investors.

Lease Agreement

On March 1, 2014 we entered into a six-month lease arrangement for 550 square feet of offices at 1510 Broadway, 23rd Floor, New York, NY 10018 for $5,700 per month for our management and administrative facilities. The lease agreement will automatically renew for successive periods under the same terms unless alternative arrangements have been made in writing at least sixty days prior to the end date.

Additional 2014 Notes

In March 2014, the Company issued Additional 2014 Notes in the aggregate principal amount of $150,000 with 25,000 detachable warrants that can be exercised at $2.10 per share within a five-year period.

May 2014 Notes

In May and June 2014, we entered into separate convertible note and warrant purchase agreements with certain accredited investors for the issuance and sale in a private placement consisting of, in the aggregate: (a) $165,000 principal amount of convertible promissory notes (the “May 2014 Notes”) convertible into shares of our common stock (the “Common Stock”), and (b) five-year warrants to purchase up to 55,001 shares of Common Stock at an exercise price of $1.50 per share, for aggregate gross proceeds of $165,000.

The May 2014 Notes bear interest at the rate of 8% per annum, mature on June 30 and August 15, 2014 and rank pari passu to the Company’s currently issued and outstanding 2013 Notes, 2014 Notes, and Additional 2014 Notes and senior to the Company’s issued and outstanding equity securities. Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $5,000,000 in the aggregate and the Company, prior to or concurrent with the completion of the Qualified Financing, (the “Qualified Financing Threshold Amount”), the outstanding principal amount of the May 2014 Notes together with all accrued and unpaid interest (the “Outstanding Balance”) shall automatically convert into such securities, including Warrants of the Company as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing). For purposes of determining whether the Qualified Financing Threshold Amount has been satisfied, such amount shall include (i) the Outstanding Balance of the May 2014 Notes, (ii) the outstanding principal amount of the 2013 Notes, (iii) the outstanding principal amount of the 2014 Notes, and (iv) the outstanding principal amount of the Additional 2014 Notes, together with all accrued and unpaid interest thereunder.

Investor Relations Agreements

On March 2, 2014, we entered into a services agreement with an investor relations firm to perform certain investor relations, public relations, Internet development, communications and consulting services. The services agreement has an initial term of six months. We paid an initial retainer of $22,500 upon execution of the services agreement and are required to make three consecutive monthly payments of $7,500. In addition, we issued 50,000 shares of restricted stock to the investor relations firm in connection with entering into the services agreement.

Effective June 9, 2014, we entered into a consulting agreement with an investor relations firm to perform investor relation services. The consulting agreement has a term of six months. We are required to issue 250,000 shares of restricted shares of common stock upon signing of the agreement and shall pay a cash fee of $250,000 upon completion of a financing resulting in gross proceeds to us of at least $2,000,000.

Laboratory Equipment

On March 26, 2014, we entered into an agreement with HealthCare Equipment Funding located in Roswell, Georgia to finance the purchase of a Perkin Elmer Vectra 2.0 microscope for a purchase price of $318,603. The terms of the agreement require a down payment of $21,115 and 36 monthly payments of $10,260. The agreement further requires a security deposit of $238,952, which will be refunded to the Company in three equal installments upon the payment of the twelfth, the twenty-fourth and the thirty-sixth monthly payments. This security deposit was due and payable on May 1, 2014, however has been extended by mutual agreement of the parties. As further security, personal guaranties were required of our chief executive officer and chief financial officer.